Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 513,000,000	$ 291,000,000
Restricted cash ($51 and $38 related to energy recovery bonds at December 31, 2011 and 2010, respectively)	380,000,000	563,000,000
Accounts receivable
Customers (net of allowance for doubtful accounts of $81 at December 31, 2011 and 2010)	992,000,000	944,000,000
Accrued unbilled revenue	763,000,000	649,000,000
Regulatory balancing accounts	1,082,000,000	1,105,000,000
Other	839,000,000	794,000,000
Regulatory assets ($336 and $0 related to energy recovery bonds at December 31, 2011 and 2010, respectively)	1,090,000,000	599,000,000
Inventories
Gas stored underground and fuel oil	159,000,000	152,000,000
Materials and supplies	261,000,000	205,000,000
Income taxes receivable	183,000,000	47,000,000
Other	218,000,000	193,000,000
Total current assets	6,480,000,000	5,542,000,000
Property, Plant, and Equipment
Electric	35,851,000,000	33,508,000,000
Gas	11,931,000,000	11,382,000,000
Construction work in progress	1,770,000,000	1,384,000,000
Other	15,000,000	15,000,000
Total property, plant, and equipment	49,567,000,000	46,289,000,000
Accumulated depreciation	(15,912,000,000)	(14,840,000,000)
Net property, plant, and equipment	33,655,000,000	31,449,000,000
Other Noncurrent Assets
Regulatory assets ($0 and $735 related to energy recovery bonds at December 31, 2011 and 2010, respectively)	6,506,000,000	5,846,000,000
Nuclear decommissioning trusts	2,041,000,000	2,009,000,000
Income taxes receivable	386,000,000	565,000,000
Other	682,000,000	614,000,000
Total other noncurrent assets	9,615,000,000	9,034,000,000
TOTAL ASSETS	49,750,000,000	46,025,000,000
Current Liabilities
Short-term borrowings	1,647,000,000	853,000,000
Long-term debt, classified as current	50,000,000	809,000,000
Energy recovery bonds, classified as current	423,000,000	404,000,000
Accounts payable
Trade creditors	1,177,000,000	1,129,000,000
Disputed claims and customer refunds	673,000,000	745,000,000
Regulatory balancing accounts	374,000,000	256,000,000
Other	420,000,000	379,000,000
Interest payable	843,000,000	862,000,000
Income taxes payable	110,000,000	77,000,000
Deferred income taxes	196,000,000	113,000,000
Other	1,836,000,000	1,558,000,000
Total current liabilities	7,749,000,000	7,185,000,000
Noncurrent Liabilities
Long-term debt	11,766,000,000	10,906,000,000
Energy recovery bonds		423,000,000
Regulatory liabilities	4,733,000,000	4,525,000,000
Pension and other postretirement benefits	3,396,000,000	2,234,000,000
Asset retirement obligations	1,609,000,000	1,586,000,000
Deferred income taxes	6,008,000,000	5,547,000,000
Other	2,136,000,000	2,085,000,000
Total noncurrent liabilities	29,648,000,000	27,306,000,000
Commitments and Contingencies (Note 15)
Shareholders' Equity
Preferred stock
Common stock	7,602,000,000	6,878,000,000
Reinvested earnings	4,712,000,000	4,606,000,000
Accumulated other comprehensive loss	(213,000,000)	(202,000,000)
Total shareholders' equity	12,101,000,000	11,282,000,000
Noncontrolling Interest - Preferred Stock of Subsidiary	252,000,000	252,000,000
Total equity	12,353,000,000	11,534,000,000
TOTAL LIABILITIES AND EQUITY	49,750,000,000	46,025,000,000
Pacific Gas And Electric Company [Member]
Current Assets
Cash and cash equivalents	304,000,000	51,000,000
Restricted cash ($51 and $38 related to energy recovery bonds at December 31, 2011 and 2010, respectively)	380,000,000	563,000,000
Accounts receivable
Customers (net of allowance for doubtful accounts of $81 at December 31, 2011 and 2010)	992,000,000	944,000,000
Accrued unbilled revenue	763,000,000	649,000,000
Regulatory balancing accounts	1,082,000,000	1,105,000,000
Other	840,000,000	856,000,000
Regulatory assets ($336 and $0 related to energy recovery bonds at December 31, 2011 and 2010, respectively)	1,090,000,000	599,000,000
Inventories
Gas stored underground and fuel oil	159,000,000	152,000,000
Materials and supplies	261,000,000	205,000,000
Income taxes receivable	242,000,000	48,000,000
Other	213,000,000	190,000,000
Total current assets	6,326,000,000	5,362,000,000
Property, Plant, and Equipment
Electric	35,851,000,000	33,508,000,000
Gas	11,931,000,000	11,382,000,000
Construction work in progress	1,770,000,000	1,384,000,000
Total property, plant, and equipment	49,552,000,000	46,274,000,000
Accumulated depreciation	(15,898,000,000)	(14,826,000,000)
Net property, plant, and equipment	33,654,000,000	31,448,000,000
Other Noncurrent Assets
Regulatory assets ($0 and $735 related to energy recovery bonds at December 31, 2011 and 2010, respectively)	6,506,000,000	5,846,000,000
Nuclear decommissioning trusts	2,041,000,000	2,009,000,000
Income taxes receivable	384,000,000	614,000,000
Other	331,000,000	400,000,000
Total other noncurrent assets	9,262,000,000	8,869,000,000
TOTAL ASSETS	49,242,000,000	45,679,000,000
Current Liabilities
Short-term borrowings	1,647,000,000	853,000,000
Long-term debt, classified as current	50,000,000	809,000,000
Energy recovery bonds, classified as current	423,000,000	404,000,000
Accounts payable
Trade creditors	1,177,000,000	1,129,000,000
Disputed claims and customer refunds	673,000,000	745,000,000
Regulatory balancing accounts	374,000,000	256,000,000
Other	417,000,000	390,000,000
Interest payable	838,000,000	857,000,000
Income taxes payable	118,000,000	116,000,000
Deferred income taxes	199,000,000	118,000,000
Other	1,628,000,000	1,349,000,000
Total current liabilities	7,544,000,000	7,026,000,000
Noncurrent Liabilities
Long-term debt	11,417,000,000	10,557,000,000
Energy recovery bonds		423,000,000
Regulatory liabilities	4,733,000,000	4,525,000,000
Pension and other postretirement benefits	3,325,000,000	2,174,000,000
Asset retirement obligations	1,609,000,000	1,586,000,000
Deferred income taxes	6,160,000,000	5,659,000,000
Other	2,070,000,000	2,008,000,000
Total noncurrent liabilities	29,314,000,000	26,932,000,000
Commitments and Contingencies (Note 15)
Shareholders' Equity
Preferred stock	258,000,000	258,000,000
Common stock	1,322,000,000	1,322,000,000
Additional paid-in capital	3,796,000,000	3,241,000,000
Reinvested earnings	7,210,000,000	7,095,000,000
Accumulated other comprehensive loss	(202,000,000)	(195,000,000)
Total shareholders' equity	12,384,000,000	11,721,000,000
TOTAL LIABILITIES AND EQUITY	$ 49,242,000,000	$ 45,679,000,000